UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 692-3667

Signature, Place and Date of Signing:


/s/ Charles H. Witmer               New York, NY              May 9, 2006
---------------------            -------------------        --------------------
      [Signature]                   [City and State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         11
                                              -----

Form 13F Information Table Value Total:       $311,373
                                              --------
                                              (thousands)

List of Other Included Managers:

Form 13F  File Number    Name

(1)       28-10559       Eagle Capital Partners, LP

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

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
                                                           VALUE       SHRS OR SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS       CUSIP   (X1000)      PRN AMT PRN CALL   DISCRETION    MANAGER   SOLE SHARED   NONE
AMERICAN STD COS INC DEL           COM        029712106    7,715       180,000 SH           SHARED        (1)            180,000
BERKSHIRE HATHAWAY INC DEl        CL A        084670108    20,781          230 SH           SHARED        (1)                230
CHAPARRAL STL CO DEL               COM        159423102    88,944    1,370,051 SH           SHARED        (1)          1,370,051
COMCAST CORP NEW                CL A Spl      20030N200    19,013      727,900 SH           SHARED        (1)            727,900
DECKERS OUTDOOR CORP               COM        243537107    37,958      936,309 SH           SHARED        (1)            936,309
LIVE NATION INC                    COM        538034109    20,223    1,019,300 SH           SHARED        (1)          1,019,300
MEDIA GEN INC                     CL A        584404107    15,212      326,300 SH           SHARED        (1)            326,300
RADICA GAMES LTD                   ORD        G7342H107     5,574      580,639 SH           SHARED        (1)            580,639
RINKER GROUP LTD              Sponsored ADR   76687M101     5,461       77,600 SH           SHARED        (1)             77,600
USA MOBILITY INC                   COM        90341G103    28,662    1,006,400 SH           SHARED        (1)          1,006,400
WALTER INDS INC                    COM        93317Q105    61,830      928,100 SH           SHARED        (1)            928,100

TOTAL                                                     311,373

SK 00124 0001 668347